SCHEDULE OF COMPONENTS OF LEASE EXPENSE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Leases
Operating lease cost	$ 900,913	$ 637,101	$ 3,273,563
Variable lease cost	58,787	207,546	922,282
Short-term lease cost	16,701	78,532
Total rent expense	$ 976,401	$ 923,179	$ 4,195,845